Right-of-Use Assets and Finance Lease Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Right-of Use Assets and Finance Lease Liabilities [Abstract]
Amortization of right-of use assets	$ 1,080	$ 1,363
Interest expense on finance lease liabilities	673	$ 1,099
Right-of use assets	26,713		$ 27,560
Leasehold improvements	$ 233
Weighted average remaining lease term	5 months 8 days
Weighted average incremental borrowing rate	5.08%
Annual Lease Payments [Abstract]
2026	$ 17,828
Total undiscounted lease payments	17,828
Less: Discount based on incremental borrowing rate	(369)
Present value of finance lease liabilities	17,459
Finance lease liabilities, current	17,459		2,032
Finance lease liabilities, non-current	$ 0		$ 16,938